Condensed Consolidated Balance Sheets Details (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Condensed Consolidated Balance Sheets Details [Abstract]
Schedule of Inventory	The composition of inventory, non-current as of June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Sub-assemblies, components, and raw materials	$2,410	$2,211
Work-in-process	1,687	1,683
Inventory, non-current, gross	$4,097	$3,894
Less: allowance for inventory obsolescence	(905)	(798)
Inventory, non-current	$3,192	$3,096
The composition of inventory, non-current as of December 31, 2025 and 2024 is as follows:

	2025	2024
Assemblies and raw materials	$2,211	$2,803
Work-in-process	1,683	1,385
Inventory, non-current, gross	$3,894	$4,188
Less: allowance for inventory obsolescence	(798)	(512)
Inventory, non-current	$3,096	$3,676

Schedule of Allowance for Inventory

Activity in the allowance for inventory obsolescence, related solely to inventory, non-current was as follows:

Amount
Balance as of December 31, 2025	$798
Provision charged to cost of revenue	107
Balance as of June 30, 2026	$905

Activity in the allowance for inventory obsolescence, related solely to inventory, non-current was as follows:

Amount
Balance as of December 31, 2023	$173
Provision charged to costs of revenue	339
Balance as of December 31, 2024	512
Provision charged to costs of revenue	286
Balance as of December 31, 2025	$798

Schedule of Prepaid Expenses and Other Current Assets

The composition of prepaid expenses and other current assets as of June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Prepaid insurance	$705	$—
Installation deposit	444	—
Inventory deposits	395	435
Prepaid software subscriptions	135	52
Other prepaid expenses and other current assets	109	83
Total	$1,788	$570

The composition of prepaid expenses and other current assets as of December 31, 2025 and 2024 is as follows:

	2025	2024
Inventory deposits	$435	$551
Prepaid software subscriptions	52	63
Interest receivable	—	93
Other prepaid expenses and other current assets	83	80
Total	$570	$787

Schedule of Property and Equipment, Net

The composition of property and equipment, net as of June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Specialized technical equipment	$9,393	$9,393
Production and laboratory equipment	7,272	7,198
Computer equipment	336	319
Computer software	302	302
Leasehold improvements	13,774	13,760
Construction in progress	8,895	8,452
Total property and equipment	39,972	39,424
Less accumulated depreciation	(13,974)	(12,210)
Property and equipment, net	$25,998	$27,214

The composition of property and equipment, net as of December 31, 2025 and 2024 is as follows:

	2025	2024
Production and laboratory equipment	$7,198	$7,657
Specialized Technical Equipment	9,393	8,403
Computer equipment	319	319
Computer software	302	302
Leasehold improvements	13,760	13,970
Construction in progress	8,452	544
Total property and equipment	39,424	31,195
Less accumulated depreciation	(12,210)	(8,976)
Property and equipment, net	$27,214	$22,219

Schedule of Accrued Expenses and Other Current Liabilities

The composition of accrued expenses and other current liabilities as of June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Accrued compensation and benefits	$918	$569
Customer deposits	600	600
Other accrued expenses and other current liabilities	314	431
Accrued interest	—	390
Total	$1,832	$1,990

The composition of accrued expenses and other current liabilities as of December 31, 2025 and 2024 is as follows:

	2025	2024
Customer deposits	$600	$2,195
Accrued compensation and benefits	569	1,022
Accrued interest	390	—
Other accrued expenses and other current liabilities	431	353
Total	$1,990	$3,570

Schedule of Other Non-Current Liabilities

The composition of other non-current liabilities as of June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Customer deposits	$1,000	$1,000
Government grant obligation	750	750
Asset retirement obligation	579	568
Other	—	283
Total	$2,329	$2,601

The composition of other non-current liabilities as of December 31, 2025 and 2024 is as follows:

	2025	2024
Customer deposits	$1,000	$—
Government grant obligation	750	—
Asset retirement obligation	568	501
Other	283	1,702
Total	$2,601	$2,203